Organization and Principal Activities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Apr. 04, 2024	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Dividends percentage	15.00%	15.00%
Bank balance	$ 169,661	$ 54,104		$ 27,556
Secured funding amount		2,000,000
Received from secured funding		$ 2,000,000
Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity investment percentage	50.00%	50.00%
Forecast [Member]
Organization and Principal Activities [Line Items]
Settlement amount			$ 2,000,000